Cover Page	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	Amerant Bancorp Inc.
Entity Incorporation, State or Country Code	FL
Entity File Number	001-38534
Entity Tax Identification Number	65-0032379
Entity Address, Address Line One	220 Alhambra Circle
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	460-8728
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	AMTB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001734342
Amendment Flag	false